Financial instruments (Details 2)	Dec. 31, 2025
Canada Plus Dollars [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.0219
Canada Plus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	3.7686
Canada Plus Dollars [Member] | Scenario One Increase Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.1455
Canada Plus Dollars [Member] | Scenario Two Increase Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.5223
Canada Minus Dollars [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.0219
Canada Minus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	3.7686
Canada Minus Dollars [Member] | Scenario One Decrease Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	3.3917
Canada Minus Dollars [Member] | Scenario Two Decrease Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	3.0149
United States Of America Plus Dollars [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.5024
United States Of America Plus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.1682
United States Of America Plus Dollars [Member] | Scenario One Increase Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.6850
United States Of America Plus Dollars [Member] | Scenario Two Increase Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	6.2018
United States Of America Plus Dollars [Member] | Scenario One Decrease Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.6514
United States Of America Plus Dollars [Member] | Scenario Two Decrease Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.1346